Finance costs (net) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	€ (4,793)	€ (2,048)	€ (1,135)
Interest on preferred shares
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	(2,229)	(1,836)	(1,056)
Cost of issuing preferred shares
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	(345)	(193)	(84)
Unrealized FX-losses
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	(2,358)	(3)	0
Other finance costs
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	10	(17)	0
Finance costs
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	(4,923)	(2,049)	(1,140)
Finance income
SummaryOfFinanceCostsNetLineItems [Line Items]
Finance costs (net)	€ 130	€ 1	€ 5